Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
September 30, 2023
VIPIFF2015-NPRT3-1123
1.822893.118
Domestic Equity Funds - 16.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	57,315	2,553,949
VIP Equity-Income Portfolio Investor Class (a)	88,008	2,091,076
VIP Growth & Income Portfolio Investor Class (a)	110,957	2,859,361
VIP Growth Portfolio Investor Class (a)	49,809	4,205,911
VIP Mid Cap Portfolio Investor Class (a)	19,797	662,397
VIP Value Portfolio Investor Class (a)	82,027	1,481,403
VIP Value Strategies Portfolio Investor Class (a)	48,190	738,268
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,547,976)		14,592,365

International Equity Funds - 19.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	674,256	6,648,164
VIP Overseas Portfolio Investor Class (a)	453,584	10,441,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,450,427)		17,089,668

Bond Funds - 56.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,464,385	13,106,245
Fidelity International Bond Index Fund (a)	308,503	2,739,504
Fidelity Long-Term Treasury Bond Index Fund (a)	359,216	3,272,460
VIP High Income Portfolio Investor Class (a)	320,423	1,454,719
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,119,445	28,730,092
TOTAL BOND FUNDS (Cost $54,873,286)		49,303,020

Short-Term Funds - 8.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $6,988,028)	6,988,028	6,988,028

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $83,859,717)	87,973,081
NET OTHER ASSETS (LIABILITIES) - 0.0%	12
NET ASSETS - 100.0%	87,973,093

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,648,737	949,332	2,403,957	12,167	(267,706)	179,839	13,106,245
Fidelity International Bond Index Fund	3,119,750	165,015	572,888	35,444	(38,408)	66,035	2,739,504
Fidelity Long-Term Treasury Bond Index Fund	3,979,926	828,309	1,244,622	80,537	(296,851)	5,698	3,272,460
VIP Contrafund Portfolio Investor Class	2,950,621	121,896	1,029,644	28,412	251,966	259,110	2,553,949
VIP Emerging Markets Portfolio Investor Class	8,061,798	1,453,485	3,042,913	12,405	31,043	144,751	6,648,164
VIP Equity-Income Portfolio Investor Class	2,643,956	116,825	721,963	-	78,884	(26,626)	2,091,076
VIP Government Money Market Portfolio Investor Class 5.06%	7,872,187	2,306,400	3,190,559	273,938	-	-	6,988,028
VIP Growth & Income Portfolio Investor Class	3,421,331	193,864	1,030,406	12,374	300,293	(25,721)	2,859,361
VIP Growth Portfolio Investor Class	4,634,494	356,541	1,632,364	31,452	93,249	753,991	4,205,911
VIP High Income Portfolio Investor Class	1,641,201	48,010	293,801	1,112	(26,461)	85,770	1,454,719
VIP Investment Grade Bond II Portfolio - Investor Class	30,367,266	3,297,879	4,693,246	13,021	(67,854)	(173,953)	28,730,092
VIP Mid Cap Portfolio Investor Class	825,122	26,638	222,830	1,912	30,099	3,368	662,397
VIP Overseas Portfolio Investor Class	12,048,835	680,182	3,180,885	-	273,503	619,869	10,441,504
VIP Value Portfolio Investor Class	1,907,574	56,260	638,095	-	162,299	(6,635)	1,481,403
VIP Value Strategies Portfolio Investor Class	944,947	26,517	308,659	2,245	87,036	(11,573)	738,268
	99,067,745	10,627,153	24,206,832	505,019	611,092	1,873,923	87,973,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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